Taxes - Tax Effects of Temporary Differences and Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 24,412	kr 22,375
Deferred tax liabilities	1,295	3,880
Net balance	23,117	18,495	kr 14,610
Intangible assets and property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,447	1,195
Deferred tax liabilities	3,457	7,193
RoU lease assets and similar assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0
Deferred tax liabilities	1,199	1,272
Current assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,340	3,413
Deferred tax liabilities	1,323	1,313
Post employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,778	5,297
Deferred tax liabilities	229	477
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,788	3,980
Deferred tax liabilities	0
Lease liabilities and similar liabilities [membe]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,307	1,337
Deferred tax liabilities	0
Deferred tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,027	5,453
Deferred tax liabilities	0
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,394	2,095
Deferred tax liabilities	359	178
Loss Carry Forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,603	6,158
Deferred tax liabilities	0
Deferred tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,684	28,928
Deferred tax liabilities	6,567	10,433
Net balance	23,117	18,495
Netting of tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Netting of deferred tax assets	(5,272)	(6,553)
Netting of deferred tax liabilities	kr (5,272)	kr (6,553)